Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Summary of Right-of-use Assets
a.
Right-of-use assets

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Land and buildings
Handsets base stations	$6,988	$7,175
Others	1,538	1,727
Equipment	2,525	2,201
	$11,051	$11,103

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Additions to right-of-use assets	$3,796	$4,669	$4,369
Depreciation charge for right-of-use assets
Land and buildings
Handsets base stations	$2,729	$2,789	$2,863
Others	786	786	770
Equipment	416	410	349
	$3,931	$3,985	$3,982

Summary of Lease Liabilities	b. Lease liabilities

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Lease liabilities
Current	$3,211	$3,339
Noncurrent	7,062	7,334
	$10,273	$10,673

Summary of Range of Discount Rate for Lease Liabilities

Ranges of discount rates for lease liabilities were as follows:

December 31
	2021	2022
Land and buildings
Handsets base stations	0.37%-1.18%	0.37%-1.71%
Others	0.37%-9.00%	0.37%-9.00%
Equipment	0.37%-2.99%	0.37%-2.99%

Summary of Total Cash Outflow for Leases
d.
Other lease information

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Expenses relating to low-value asset leases	$8	$8	$9
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$5	$7	$8
Total cash outflow for leases	$3,776	$3,813	$3,869